Condensed Consolidated Statements of Stockholders' Equity/(Deficit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Member]
Statement [Line Items]
Balance
Balance, shares	23,355,432	23,355,432	23,355,432	23,313,604
Previously reported balance, shares	17,496,370	17,496,370		17,454,542
Retroactive application of recapitalization, shares	5,859,062	5,859,062
Adjusted balance beginning of period
Effect of Business Combination, net of redeemed public shares	7,654,035
Issuance of common stock
Issuance of common stock, shares				41,828
Issuance of commonstock pursuant to the forward purchase agreement and subscription agreement	1,350,000
Issuance of common stock for extension loan shares to related party, shares	1,365,000
Issuance of common stock for the Loan Modification Agreement, shares	50,000
Net loss
Retroactive application of reverse recapitalization, shares				5,859,062
Balance
Balance, shares	33,774,467	23,355,432	23,355,432	23,355,432
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	$ 70,770,000	$ 57,567,000	$ 57,567,000
Effect of Business Combination including Backstop Forward Purchase Agreement, net of redeemed public shares	52,070
Issuance of common stock				1,017,000
Issuance of common stock pursuant to the Backstop Forward Purchase Agreement and Subscription Agreement	14,260
Issuance of common stock for extension loan shares to related party	13,595,000
Issuance of common stock for the Loan Modification Agreement	358
Stock-based compensation	646,000	4,543	12,378,000	56,550,000
Offering costs	(2,049,000)
Issuance of warrants	884,000		824,000
Net loss
Balance	150,534,000	62,110,000	70,770,000	57,567,000
Retained Earnings [Member]
Statement [Line Items]
Balance	(81,589,000)	(64,229,000)	(64,229,000)	(1,885,000)
Net loss	(67,401,000)	(5,375,000)	(17,359,000)	(62,344,000)
Balance	(148,990,000)	(69,604,000)	(81,589,000)	(64,229,000)
Balance	(10,819,000)	(6,662,000)	$ (6,662,000)	(1,885,000)
Adjusted balance beginning of period
Effect of Business Combination including Backstop Forward Purchase Agreement, net of redeemed public shares	52,070
Issuance of common stock				1,017,000
Issuance of common stock, shares			17,496,370
Issuance of common stock pursuant to the Backstop Forward Purchase Agreement and Subscription Agreement	14,260
Issuance of common stock for extension loan shares to related party	13,595,000
Issuance of common stock for the Loan Modification Agreement	358
Stock-based compensation	646,000	4,543	$ 12,378,000	56,550,000
Offering costs	(2,049,000)
Issuance of warrants	884,000		824,000
Net loss	(67,401,000)	(5,375,000)	(17,359,000)	(62,344,000)
Balance	$ 1,544,000	$ (7,494,000)	$ (10,819,000)	$ (6,662,000)